Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, HARTFORD SCHRODERS INTERNATIONAL MULTI-CAP VALUE FUND, AND THE HARTFORD INTERNATIONAL VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(1) The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a new non-fundamental policy (“New Policy”) for the Hartford Schroders International Contrarian Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which the Hartford Schroders International Contrarian Value Fund is managed. The New Policy for the Hartford Schroders International Contrarian Value Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “Hartford Schroders International Contrarian Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies. The Sub-Advisers determine whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI EAFE Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio, price-to-earnings (P/E) ratio, Enterprise Value to Earnings Before Interest, Taxes, Depreciation and Amortization (EV/EBITDA) ratio and/or dividend yield (DY) compares to the MSCI EAFE Index (Net). A company may be determined to be a value company under any of these factors.(3) The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a new non-fundamental policy (“New Policy”) for the Hartford Schroders International Multi-Cap Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which the Hartford Schroders International Multi-Cap Value Fund is managed. The New Policy for the Hartford Schroders International Multi-Cap Value Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “Hartford Schroders International Multi-Cap Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies. The Sub-Advisers determine whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI ex USA Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio, price-to-earnings (P/E) ratio, price-to-sales (P/S) ratio, Enterprise Value to Earnings Before Interest, Taxes, Depreciation and Amortization (EV/EBITDA) ratio and/or dividend yield (DY) compares to the MSCI ACWI ex USA Index (Net). A company may be determined to be a value company under any of these factors.
Hartford Schroders International Contrarian Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, HARTFORD SCHRODERS INTERNATIONAL MULTI-CAP VALUE FUND, AND THE HARTFORD INTERNATIONAL VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(1) The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a new non-fundamental policy (“New Policy”) for the Hartford Schroders International Contrarian Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which the Hartford Schroders International Contrarian Value Fund is managed. The New Policy for the Hartford Schroders International Contrarian Value Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “Hartford Schroders International Contrarian Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies. The Sub-Advisers determine whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI EAFE Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio, price-to-earnings (P/E) ratio, Enterprise Value to Earnings Before Interest, Taxes, Depreciation and Amortization (EV/EBITDA) ratio and/or dividend yield (DY) compares to the MSCI EAFE Index (Net). A company may be determined to be a value company under any of these factors.
Hartford Schroders International Multi-Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, HARTFORD SCHRODERS INTERNATIONAL MULTI-CAP VALUE FUND, AND THE HARTFORD INTERNATIONAL VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(3) The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a new non-fundamental policy (“New Policy”) for the Hartford Schroders International Multi-Cap Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which the Hartford Schroders International Multi-Cap Value Fund is managed. The New Policy for the Hartford Schroders International Multi-Cap Value Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “Hartford Schroders International Multi-Cap Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies. The Sub-Advisers determine whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI ex USA Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio, price-to-earnings (P/E) ratio, price-to-sales (P/S) ratio, Enterprise Value to Earnings Before Interest, Taxes, Depreciation and Amortization (EV/EBITDA) ratio and/or dividend yield (DY) compares to the MSCI ACWI ex USA Index (Net). A company may be determined to be a value company under any of these factors.